Baron Asset Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (99.45%)
Communication Services (6.00%)
	Cable & Satellite (1.14%)
425,000	Liberty Broadband Corporation, Cl C [1]	$32,000,688	$67,307,250

	Interactive Media & Services (4.86%)
542,000	Pinterest, Inc., Cl A [1]	21,216,031	35,717,800
1,287,965	Zillow Group, Inc., Cl C [1]	44,039,787	167,177,857
1,755,709	ZoomInfo Technologies Inc., Cl A [1]	44,675,584	84,677,845

		109,931,402	287,573,502

Total Communication Services		141,932,090	354,880,752

Consumer Discretionary (8.07%)
	Education Services (0.58%)
200,000	Bright Horizons Family Solutions, Inc. [1]	22,917,264	34,598,000

	Hotels, Resorts & Cruise Lines (1.69%)
556,442	Choice Hotels International, Inc.	5,979,508	59,389,055
543,233	Hyatt Hotels Corp., Cl A	16,817,762	40,335,050

		22,797,270	99,724,105

	Internet & Direct Marketing Retail (2.90%)
9,428	Airbnb, Inc., Cl A [1,4]	641,104	1,384,030
19,759	Booking Holdings, Inc. [1]	3,141,066	44,008,628
186,454	DoorDash, Inc., Cl A [1]	19,018,308	26,616,309
1,025,000	Farfetch Limited, Cl A [1,2]	29,811,176	65,405,250
578,000	Stitch Fix, Inc., Cl A [1]	37,155,623	33,940,160

		89,767,277	171,354,377

	Leisure Facilities (2.90%)
613,538	Vail Resorts, Inc.	11,879,547	171,152,560

Total Consumer Discretionary		147,361,358	476,829,042

Financials (10.65%)
	Asset Management & Custody Banks (0.74%)
287,514	T. Rowe Price Group, Inc.	9,128,544	43,526,745

	Financial Exchanges & Data (5.17%)
375,725	FactSet Research Systems, Inc.	20,179,925	124,928,562
257,267	MarketAxess Holdings, Inc.	31,487,484	146,786,260
30,000	MSCI, Inc.	7,783,774	13,395,900
326,189	Tradeweb Markets, Inc., Cl A	11,978,713	20,370,503

		71,429,896	305,481,225

	Insurance Brokers (0.96%)
269,421	Willis Towers Watson plc [2]	33,140,160	56,761,616

	Investment Banking & Brokerage (1.64%)
1,825,936	The Charles Schwab Corp.	1,609,714	96,847,645

	Property & Casualty Insurance (1.34%)
2,203,444	Arch Capital Group Ltd. [1,2]	7,933,936	79,478,225

	Regional Banks (0.80%)
320,421	First Republic Bank	8,284,701	47,079,458

Total Financials		131,526,951	629,174,914

Shares		Cost	Value
Common Stocks (continued)
Health Care (24.90%)
	Biotechnology (0.26%)
121,925	Acceleron Pharma, Inc. [1]	$11,278,062	$15,599,084

	Health Care Equipment (9.62%)
178,000	DexCom, Inc. [1]	57,208,055	65,810,160
849,630	IDEXX Laboratories, Inc. [1]	15,671,864	424,704,548
189,644	Teleflex, Inc.	37,305,542	78,051,781

		110,185,461	568,566,489

	Health Care Supplies (3.78%)
215,418	The Cooper Companies, Inc.	36,713,299	78,265,668
513,404	West Pharmaceutical Services, Inc.	22,313,258	145,452,487

		59,026,557	223,718,155

	Health Care Technology (2.38%)
382,356	GoodRx Holdings, Inc., Cl A [1]	15,017,303	15,424,241
459,386	Veeva Systems, Inc., Cl A [1]	27,115,596	125,067,839

		42,132,899	140,492,080

	Life Sciences Tools & Services (8.86%)
100,682	10X Genomics, Inc., Cl A [1]	3,926,598	14,256,571
399,986	Bio-Techne Corporation	39,595,545	127,015,554
336,000	Guardant Health, Inc. [1,4]	29,804,184	43,303,680
302,552	Illumina, Inc. [1]	13,002,071	111,944,240
199,117	Mettler-Toledo International, Inc. [1]	12,014,431	226,929,663

		98,342,829	523,449,708

Total Health Care		320,965,808	1,471,825,516

Industrials (16.12%)
	Agricultural & Farm Machinery (0.76%)
475,045	The Toro Co.	29,117,085	45,053,268

	Environmental & Facilities Services (1.09%)
1,643,418	Rollins, Inc.	24,597,483	64,208,341

	Industrial Conglomerates (1.99%)
272,192	Roper Technologies, Inc.	31,306,147	117,339,250

	Industrial Machinery (1.32%)
390,760	IDEX Corporation	28,326,833	77,839,392

	Research & Consulting Services (10.96%)
2,230,474	Clarivate Analytics Plc [1,2]	35,903,681	66,267,383
215,493	CoStar Group, Inc. [1]	42,162,593	199,175,870
1,468,500	TransUnion	79,691,638	145,704,570
1,141,206	Verisk Analytics, Inc.	28,928,852	236,902,953

		186,686,764	648,050,776

Total Industrials		300,034,312	952,491,027

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (28.85%)
	Application Software (14.97%)
586,856	ANSYS, Inc. [1]	$23,572,715	$213,498,213
395,300	Aspen Technology, Inc. [1]	40,628,908	51,487,825
1,636,093	Ceridian HCM Holding, Inc. [1]	64,026,866	174,342,070
88,000	Fair Isaac Corp. [1]	33,912,009	44,971,520
1,421,809	Guidewire Software, Inc. [1]	77,473,157	183,029,472
250,000	RingCentral, Inc., Cl A [1]	55,551,746	94,742,500
771,076	SS&C Technologies Holdings, Inc.	20,933,204	56,095,779
83,000	The Trade Desk, Inc., Cl A [1]	16,471,978	66,483,000

		332,570,583	884,650,379

	Data Processing & Outsourced Services (2.33%)
684,217	Fidelity National Information Services, Inc.	40,047,298	96,789,337
149,448	FleetCor Technologies, Inc. [1]	5,409,936	40,773,898

		45,457,234	137,563,235

	Electronic Components (0.99%)
450,000	Amphenol Corp., Cl A	42,881,684	58,846,500

	Internet Services & Infrastructure (5.38%)
680,000	GDS Holdings Limited, ADR [1,2]	40,586,224	63,675,200
597,103	Verisign, Inc. [1]	27,690,138	129,213,089
500,000	Wix.com Ltd. [1,2]	46,031,912	124,980,000

		114,308,274	317,868,289

	IT Consulting & Other Services (4.29%)
1,584,323	Gartner, Inc. [1]	39,586,888	253,792,701

	Technology Distributors (0.89%)
397,363	CDW Corp.	26,228,965	52,368,470

Total Information Technology		601,033,628	1,705,089,574

Real Estate (4.86%)
	Real Estate Services (0.60%)
567,323	CBRE Group, Inc., Cl A [1]	6,349,180	35,582,499

	Specialized REITs (4.26%)
205,000	Alexandria Real Estate Equities, Inc. [4]	31,042,395	36,535,100
127,416	Equinix, Inc.	10,066,062	90,997,959
440,856	SBA Communications Corp.	11,715,567	124,378,703

		52,824,024	251,911,762

Total Real Estate		59,173,204	287,494,261

Total Common Stocks		1,702,027,351	5,877,785,086

Shares		Cost	Value
Private Preferred Stocks (0.45%)
Industrials (0.45%)
	Aerospace & Defense (0.45%)
96,298	Space Exploration Technologies Corp., Cl N [1,3,4,6]	$26,000,460	$26,358,689

Private Partnerships (0.00%)

Financials (0.00%)
	Asset Management & Custody Banks (0.00%)
7,056,223	Windy City Investments Holdings, L.L.C. [1,3,4,6]	0	184,167

Principal Amount
Short Term Investments (0.09%)

$5,341,808	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2020, 0.00% due 1/4/2021; Proceeds at maturity – $5,341,808; (Fully collateralized by $4,894,400 U.S. Treasury Note, 2.25% due 2/15/2027; Market value – $5,448,654)[5]	5,341,808	5,341,808

Total Investments (99.99%)		$1,733,369,619	5,909,669,750

Cash and Other Assets Less Liabilities (0.01%)			436,408

Net Assets			$5,910,106,158

Retail Shares (Equivalent to $111.11 per share based on 25,138,868 shares outstanding)			$2,793,174,593

Institutional Shares (Equivalent to $116.30 per share based on 25,313,569 shares outstanding)			$2,943,940,595

R6 Shares (Equivalent to $116.28 per share based on 1,487,734 shares outstanding)			$172,990,970

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At December 31, 2020, the market value of restricted and fair valued securities amounted to $26,542,856 or 0.45% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (99.88%)
Communication Services (4.82%)
	Alternative Carriers (4.01%)
8,835,000	Iridium Communications, Inc. [1,4]	$55,571,865	$347,436,375

	Movies & Entertainment (0.81%)
4,200,000	Manchester United plc, Cl A [2]	58,275,334	70,308,000

Total Communication Services		113,847,199	417,744,375

Consumer Discretionary (21.81%)
	Casinos & Gaming (6.94%)
440,000	Boyd Gaming Corporation	11,056,072	18,884,800
6,250,000	Penn National Gaming, Inc. [1]	87,682,607	539,812,500
1,695,000	Red Rock Resorts, Inc., Cl A	31,634,189	42,442,800

		130,372,868	601,140,100

	Education Services (2.74%)
1,370,000	Bright Horizons Family Solutions, Inc. [1]	43,400,248	236,996,300

	Hotels, Resorts & Cruise Lines (5.69%)
3,000,000	Choice Hotels International, Inc. [4]	72,782,127	320,190,000
1,260,000	Marriott Vacations Worldwide Corp.	67,382,523	172,897,200

		140,164,650	493,087,200

	Leisure Facilities (6.44%)
2,000,000	Vail Resorts, Inc.	56,102,209	557,920,000

Total Consumer Discretionary		370,039,975	1,889,143,600

Financials (28.76%)
	Asset Management & Custody Banks (2.40%)
2,000,000	The Carlyle Group, Inc.	41,736,064	62,880,000
1,955,000	Cohen & Steers, Inc.	45,702,409	145,256,500

		87,438,473	208,136,500

	Financial Exchanges & Data (16.48%)
1,200,000	FactSet Research Systems, Inc.	59,954,575	399,000,000
1,100,000	Morningstar, Inc.	23,159,632	254,727,000
1,732,500	MSCI, Inc.	32,728,144	773,613,225

		115,842,351	1,427,340,225

	Investment Banking & Brokerage (0.76%)
450,000	Houlihan Lokey, Inc.	19,625,874	30,253,500
760,000	Moelis & Co., Cl A	16,518,301	35,537,600

		36,144,175	65,791,100

	Life & Health Insurance (2.71%)
1,750,000	Primerica, Inc.	37,105,539	234,377,500

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Property & Casualty Insurance (6.15%)
9,225,000	Arch Capital Group Ltd. [1,2]	$28,835,970	$332,745,750
1,000,000	Kinsale Capital Group, Inc.	35,007,763	200,130,000

		63,843,733	532,875,750

	Thrifts & Mortgage Finance (0.26%)
520,000	Essent Group Ltd. [2]	14,300,211	22,464,000

Total Financials		354,674,482	2,490,985,075

Health Care (13.82%)
	Biotechnology (0.66%)
678,051	Denali Therapeutics, Inc. [1]	12,825,338	56,793,552

	Health Care Equipment (4.92%)
852,500	IDEXX Laboratories, Inc. [1]	12,334,578	426,139,175

	Health Care Supplies (2.24%)
573,717	Neogen Corp. [1]	13,141,411	45,495,758
525,000	West Pharmaceutical Services, Inc.	17,892,374	148,737,750

		31,033,785	194,233,508

	Health Care Technology (0.95%)
329,169	American Well Corp., Cl A [1]	5,925,042	8,337,850
932,121	Schrödinger, Inc. [1]	13,870,880	73,805,341

		19,795,922	82,143,191

	Life Sciences Tools & Services (4.73%)
432,655	Adaptive Biotechnologies Corporation [1]	14,268,834	25,582,890
850,000	Bio-Techne Corporation	44,923,357	269,917,500
100,000	Mettler-Toledo International, Inc. [1]	4,577,488	113,968,000

		63,769,679	409,468,390

	Pharmaceuticals (0.32%)
598,076	Dechra Pharmaceuticals PLC (United Kingdom)[2,6]	18,422,044	28,167,426

Total Health Care		158,181,346	1,196,945,242

Industrials (9.62%)
	Building Products (2.27%)
2,350,000	Trex Company, Inc. [1]	21,287,801	196,742,000

	Environmental & Facilities Services (0.21%)
1,220,102	BrightView Holdings, Inc. [1]	15,117,285	18,447,942

	Industrial Machinery (0.55%)
1,275,000	Desktop Metal, Inc [1,3,7]	12,750,000	21,012,000
4,275,000	Marel hf (Netherlands)[2]	18,281,670	26,217,222

		31,031,670	47,229,222

	Research & Consulting Services (6.59%)
617,500	CoStar Group, Inc. [1]	25,941,114	570,742,900

Total Industrials		93,377,870	833,162,064

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (15.40%)
	Application Software (11.54%)
725,000	Altair Engineering, Inc., Cl A [1]	$11,330,019	$42,180,500
1,335,000	ANSYS, Inc. [1]	31,193,630	485,673,000
1,025,000	Guidewire Software, Inc. [1]	31,789,103	131,948,250
1,000,000	Pegasystems, Inc.	13,997,009	133,260,000
2,837,500	SS&C Technologies Holdings, Inc.	22,006,210	206,428,125

		110,315,971	999,489,875

	Electronic Components (0.32%)
110,000	Littelfuse, Inc.	11,860,664	28,012,600

	Internet Services & Infrastructure (0.58%)
200,000	Wix.com Ltd. [1,2]	10,748,573	49,992,000

	IT Consulting & Other Services (2.96%)
1,600,000	Gartner, Inc. [1]	22,491,963	256,304,000

Total Information Technology		155,417,171	1,333,798,475

Real Estate (5.59%)
	Office REITs (1.24%)
3,700,000	Douglas Emmett, Inc.	40,811,196	107,966,000

	Specialized REITs (4.35%)
750,000	Alexandria Real Estate Equities, Inc. [5]	26,366,340	133,665,000
360,000	American Assets Trust, Inc.	6,552,304	10,396,800
5,482,137	Gaming and Leisure Properties, Inc.	118,398,478	232,442,609

		151,317,122	376,504,409

Total Real Estate		192,128,318	484,470,409

Special Purpose Acquisition Company (0.06%)
500,000	Yucaipa Acquisition Corp. [1,2]	5,000,000	5,100,000

Total Common Stocks		1,442,666,361	8,651,349,240

Private Convertible Preferred Stocks (0.39%)
Industrials (0.14%)
	Electrical Components & Equipment (0.14%)
59,407,006	Northvolt AB Series E (Sweden) [2,3,5,7]	9,374,989	11,800,014

Materials (0.25%)
	Fertilizers & Agricultural Chemicals (0.13%)
341,838	Farmers Business Network, Inc., Series F [1,3,5,7]	11,300,002	11,509,685

	Specialty Chemicals (0.12%)
1,256,332	Zymergen, Inc., Series D [1,3,5,7]	9,350,000	10,314,486

Total Materials		20,650,002	21,824,171

Total Private Convertible Preferred Stocks		30,024,991	33,624,185

Shares		Cost	Value
Private Partnerships (0.00%)
Financials (0.00%)
	Asset Management & Custody Banks (0.00%)
2,375,173	Windy City Investments Holdings, L.L.C. [1,3,5,7]	$0	$61,992

Warrants (0.01%)
Consumer Discretionary (0.01%)
	Hotels, Resorts & Cruise Lines (0.01%)
96,515	OneSpaWorld Holdings Ltd. Warrants, Exp 3/19/2024 [1,2,5,6]	0	526,972

Total Investments (100.28%)		$1,472,691,352	8,685,562,389

Liabilities Less Cash and Other Assets (-0.28%)			(23,871,277)

Net Assets			$8,661,691,112

Retail Shares (Equivalent to $104.54 per share based on 27,584,659 shares outstanding)			$2,883,656,210

Institutional Shares (Equivalent to $108.85 per share based on 51,203,195 shares outstanding)			$5,573,597,794

R6 Shares (Equivalent to $108.87 per share based on 1,877,876 shares outstanding)			$204,437,108

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At December 31, 2020, the market value of restricted and fair valued securities amounted to $54,698,177 or 0.63% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	See Note 6 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.01%)
Communication Services (4.30%)

	Cable & Satellite (1.97%)
100,000	Liberty Broadband Corporation, Cl A [1]	$404,823	$15,758,000
260,000	Liberty Broadband Corporation, Cl C [1]	1,017,091	41,176,200
1,000,000	Liberty Media Corp.-Liberty SiriusXM, Cl C [1]	2,168,308	43,510,000

		3,590,222	100,444,200

	Movies & Entertainment (2.33%)
1,250,000	Liberty Media Corporation-Liberty Formula One, Cl C [1]	22,521,105	53,250,000
225,000	Madison Square Garden Entertainment Corp. [1]	3,552,159	23,634,000
225,000	Madison Square Garden Sports Corp. [1]	8,416,556	41,422,500

		34,489,820	118,306,500

Total Communication Services		38,080,042	218,750,700

Consumer Discretionary (16.65%)

	Auto Parts & Equipment (0.21%)
100,000	Fox Factory Holding Corp. [1]	8,360,558	10,571,000

	Casinos & Gaming (3.82%)
1,000,000	DraftKings, Inc., Cl A [1]	12,833,717	46,560,000
1,200,000	Penn National Gaming, Inc. [1]	21,405,754	103,644,000
1,750,000	Red Rock Resorts, Inc., Cl A	33,900,258	43,820,000

		68,139,729	194,024,000

	Education Services (2.21%)
650,000	Bright Horizons Family Solutions, Inc. [1]	20,000,397	112,443,500

	General Merchandise Stores (1.17%)
725,000	Ollie’s Bargain Outlet Holdings, Inc. [1]	46,442,541	59,283,250

	Home Improvement Retail (2.74%)
1,500,000	Floor & Decor Holdings, Inc., Cl A [1]	54,941,906	139,275,000

	Homebuilding (3.36%)
1,675,000	Installed Building Products, Inc. [1,3]	96,796,123	170,732,750

	Hotels, Resorts & Cruise Lines (0.45%)
2,250,000	OneSpaWorld Holdings Ltd. [2,4]	24,000,000	22,815,000

	Internet & Direct Marketing Retail (0.38%)
100,000	Fiverr International Ltd. [1,2]	6,000,000	19,510,000

	Leisure Facilities (1.22%)
800,000	Planet Fitness, Inc., Cl A [1]	28,416,504	62,104,000

	Restaurants (1.09%)
1,500,000	The Cheesecake Factory, Inc.	38,017,793	55,590,000

Total Consumer Discretionary		391,115,551	846,348,500

Shares		Cost	Value
Common Stocks (continued)
Consumer Staples (1.78%)
	Packaged Foods & Meats (1.78%)
4,100,000	UTZ Brands, Inc.	$66,994,000	$90,446,000

Financials (3.80%)
	Insurance Brokers (1.69%)
2,873,272	BRP Group, Inc., Cl A [1]	44,659,800	86,111,962

	Investment Banking & Brokerage (0.83%)
625,000	Houlihan Lokey, Inc.	28,909,333	42,018,750

	Property & Casualty Insurance (1.28%)
325,000	Kinsale Capital Group, Inc.	42,779,282	65,042,250

Total Financials		116,348,415	193,172,962

Health Care (16.21%)
	Health Care Equipment (7.32%)
1,000,000	Axonics Modulation Technologies, Inc. [1]	35,459,918	49,920,000
300,000	CryoPort, Inc. [1]	13,683,573	13,164,000
215,000	DexCom, Inc. [1]	2,852,007	79,489,800
200,000	IDEXX Laboratories, Inc. [1]	2,867,537	99,974,000
320,000	Inspire Medical Systems, Inc. [1,4]	16,558,159	60,188,800
1,100,000	Silk Road Medical, Inc. [1,4]	45,930,627	69,278,000

		117,351,821	372,014,600

	Health Care Services (0.50%)
3,250,000	SOC Telemed, Inc. [1]	32,300,144	25,480,000

	Health Care Technology (0.39%)
579,861	Certara, Inc. [1,4]	13,336,803	19,552,913

	Life Sciences Tools & Services (5.70%)
250,000	Guardant Health, Inc. [1,4]	4,953,266	32,220,000
600,000	ICON plc [1,2]	16,994,341	116,988,000
60,000	Mettler-Toledo International, Inc. [1]	2,924,783	68,380,800
575,000	PRA Health Sciences, Inc. [1]	10,350,000	72,128,000

		35,222,390	289,716,800

	Managed Health Care (1.37%)
1,000,000	HealthEquity, Inc. [1]	23,274,522	69,710,000

	Pharmaceuticals (0.93%)
1,000,000	Dechra Pharmaceuticals PLC (United Kingdom)[2,5]	28,027,985	47,096,733

Total Health Care		249,513,665	823,571,046

Industrials (23.06%)

	Aerospace & Defense (4.83%)
2,350,000	Kratos Defense & Security Solutions, Inc. [1]	35,335,984	64,460,500
1,175,000	Mercury Systems, Inc. [1]	37,835,657	103,470,500
125,000	TransDigm Group, Inc. [1]	0	77,356,250

		73,171,641	245,287,250

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)

	Building Products (2.14%)
1,090,609	AZEK Co., Inc. [1]	$25,084,007	$41,933,916
800,000	Trex Company, Inc. [1]	30,505,505	66,976,000

		55,589,512	108,909,916

	Electrical Components & Equipment (3.95%)
1,624,688	Array Technologies, Inc. [1]	35,743,136	70,089,040
7,000,000	Vertiv Holdings Co.	69,871,612	130,690,000

		105,614,748	200,779,040

	Environmental & Facilities Services (1.51%)
750,000	Waste Connections, Inc. [2]	32,750,000	76,927,500

	Human Resource & Employment Services (2.63%)
1,600,000	ASGN, Inc. [1]	36,344,971	133,648,000

	Industrial Machinery (2.33%)
725,000	John Bean Technologies Corp.	62,999,777	82,555,750
200,000	RBC Bearings, Incorporated [1]	12,713,721	35,808,000

		75,713,498	118,363,750

	Research & Consulting Services (2.34%)
4,000,000	Clarivate Analytics Plc [1,2]	44,078,833	118,840,000

	Trading Companies & Distributors (3.33%)
197,959	Hydrofarm Holdings Group, Inc. [1,4]	3,959,180	10,408,684
1,000,000	SiteOne Landscape Supply, Inc. [1]	26,904,431	158,630,000

		30,863,611	169,038,684

Total Industrials		454,126,814	1,171,794,140

Information Technology (25.57%)
	Application Software (10.73%)
900,000	Altair Engineering, Inc., Cl A [1]	14,502,819	52,362,000
800,000	Aspen Technology, Inc. [1]	29,983,938	104,200,000
850,000	Ceridian HCM Holding, Inc. [1]	23,711,721	90,576,000
1,225,000	Guidewire Software, Inc. [1]	31,269,359	157,694,250
175,000	The Trade Desk, Inc., Cl A [1]	6,212,500	140,175,000

		105,680,337	545,007,250

	Data Processing & Outsourced Services (5.80%)
750,000	Nuvei Corp., 144A (Canada)[1,2]	20,780,312	45,172,500
3,500,000	Paya Holdings, Inc., (formerly, FinTech Acquisition Corp. III) Cl A [1]	36,561,336	47,530,000
3,500,000	Repay Holdings Corporation [1]	33,000,000	95,375,000
405,170	Shift4 Payments, Inc., Cl A [1]	9,677,975	30,549,818
375,000	WEX, Inc. [1]	15,715,807	76,323,750

		115,735,430	294,951,068

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)

	Electronic Equipment & Instruments (1.90%)
1,200,000	Cognex Corp.	$9,420,068	$96,342,000

	Internet Services & Infrastructure (1.72%)
350,000	Wix.com Ltd. [1,2]	18,259,509	87,486,000

	IT Consulting & Other Services (4.98%)
800,000	Endava plc, ADR [1,2]	25,722,265	61,400,000
1,000,000	Gartner, Inc. [1]	14,988,362	160,190,000
2,500,000	Grid Dynamics Holdings, Inc. [1]	24,881,764	31,500,000

		65,592,391	253,090,000

	Systems Software (0.44%)
750,000	Jamf Holding Corp. [1,4]	21,449,729	22,440,000

Total Information Technology		336,137,464	1,299,316,318

Materials (2.42%)

	Construction Materials (0.10%)
250,000	Summit Materials, Inc., Cl A [1]	4,296,315	5,020,000

	Metal & Glass Containers (0.89%)
800,000	Berry Global Group, Inc. [1]	12,652,147	44,952,000

	Specialty Chemicals (1.43%)
1,809,631	Avient Corp.	57,788,524	72,891,937

Total Materials		74,736,986	122,863,937

Real Estate (4.22%)

	Specialized REITs (4.22%)
2,800,000	Americold Realty Trust [4]	63,378,545	104,524,000
1,053	Gaming and Leisure Properties, Inc.	45,685	44,647
390,000	SBA Communications Corp.	1,571,136	110,030,700

Total Real Estate		64,995,366	214,599,347

Total Common Stocks		1,792,048,303	4,980,862,950

Warrants (0.06%)
Consumer Discretionary (0.02%)
	Hotels, Resorts & Cruise Lines (0.02%)
260,850	OneSpaWorld Holdings Ltd. Warrants, Exp 3/19/2024 [1,2,4,5]	0	1,424,241

Consumer Staples (0.04%)

	Packaged Foods & Meats (0.04%)
1,403,600	Whole Earth Brands, Inc., Exp 6/25/2025 [1]	0	1,936,968

Total Warrants		0	3,361,209

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (1.98%)
$100,518,496	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2020, 0.00% due 1/4/2021; Proceeds at maturity - $100,518,496; (Fully collateralized by $6,872,700 U.S. Treasury Note, 2.25% due 2/15/2027; Market value - $7,650,982) and $95,351,000 U.S. Treasury Note, 0.50% due 6/30/2027; Market value - $94,877,964)[5]	$100,518,496	$100,518,496

Total Investments (100.05%)		$1,892,566,799	5,084,742,655

Liabilities Less Cash and Other Assets (-0.05%)			(2,553,609)

Net Assets			$5,082,189,046

Retail Shares (Equivalent to $36.83 per share based on 45,899,345 shares outstanding)			$1,690,412,678

Institutional Shares (Equivalent to $38.97 per share based on 80,544,259 shares outstanding)			$3,138,729,951

R6 Shares (Equivalent to $38.96 per share based on 6,495,721 shares outstanding)			$253,046,417

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	See Note 6 regarding “Affiliated” companies.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the market value of Rule 144A securities amounted to $45,172,500 or 0.89% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (94.32%)
Communication Services (17.50%)

	Interactive Home Entertainment (1.84%)
90,000	Electronic Arts, Inc.	$9,606,565	$12,924,000
62,500	Take-Two Interactive Software, Inc. [1]	7,289,993	12,986,875

		16,896,558	25,910,875

	Interactive Media & Services (14.72%)
30,550	Alphabet, Inc., Cl C [1]	34,987,576	53,519,934
123,200	Facebook, Inc., Cl A [1]	27,428,488	33,653,312
453,000	Pinterest, Inc., Cl A [1]	14,206,060	29,852,700
573,000	Snap, Inc., Cl A [1]	9,113,415	28,690,110
200,803	Zillow Group, Inc., Cl C [1]	12,806,582	26,064,230
738,369	ZoomInfo Technologies Inc., Cl A [1]	23,975,490	35,611,537

		122,517,611	207,391,823

	Movies & Entertainment (0.94%)
24,425	Netflix, Inc. [1]	3,966,732	13,207,330

Total Communication Services		143,380,901	246,510,028

Consumer Discretionary (18.90%)
	Auto Parts & Equipment (1.16%)
200,000	QuantumScape Corp., Cl A [1,4,6]	2,000,000	16,394,000

	Automobile Manufacturers (3.73%)
74,500	Tesla, Inc. [1]	3,091,014	52,572,415

	Automotive Retail (1.04%)
358,416	Vroom, Inc. [1]	8,679,328	14,684,303

	Education Services (0.34%)
133,236	Arco Platform Limited, Cl A [1,2]	3,907,403	4,728,546

	Home Furnishings (1.23%)
525,000	Purple Innovation, Inc. [1]	11,061,987	17,293,500

	Homebuilding (0.68%)
94,000	Installed Building Products, Inc. [1]	5,732,792	9,581,420

	Internet & Direct Marketing Retail (10.72%)
2,149	Airbnb, Inc., Cl A [1,3]	146,132	315,473
106,500	Alibaba Group Holding Limited, ADR [1,2]	17,989,617	24,785,745
23,775	Amazon.com, Inc. [1]	28,080,356	77,433,511
41,621	DoorDash, Inc., Cl A [1]	4,245,342	5,941,398
255,900	Farfetch Limited, Cl A [1,2]	11,906,765	16,328,979
8,529	MercadoLibre, Inc. [1]	4,838,488	14,287,951
202,000	Stitch Fix, Inc., Cl A [1]	12,508,077	11,861,440

		79,714,777	150,954,497

Total Consumer Discretionary		114,187,301	266,208,681

Shares		Cost	Value
Common Stocks (continued)
Financials (0.43%)
	Financial Exchanges & Data (0.43%)
10,600	MarketAxess Holdings, Inc.	$1,129,414	$6,047,936

Health Care (15.10%)

	Biotechnology (6.36%)
163,279	Acceleron Pharma, Inc. [1]	9,747,942	20,889,915
80,202	argenx SE, ADR [1,2]	4,004,410	23,586,606
335,600	Arrowhead Pharmaceuticals, Inc. [1]	10,892,684	25,750,588
152,917	PTC Therapeutics, Inc. [1]	7,597,277	9,332,525
42,800	Vertex Pharmaceuticals Incorporated [1]	7,675,015	10,115,352

		39,917,328	89,674,986

	Health Care Equipment (2.64%)
111,100	Edwards Lifesciences Corp. [1]	5,883,467	10,135,653
14,935	Intuitive Surgical, Inc. [1]	5,315,217	12,218,323
143,000	Shockwave Medical, Inc. [1]	7,156,673	14,831,960

		18,355,357	37,185,936

	Health Care Technology (1.37%)
154,495	Certara, Inc. [1,3]	3,553,385	5,209,572
116,374	Schrödinger, Inc. [1]	2,485,556	9,214,493
17,800	Veeva Systems, Inc., Cl A [1]	2,595,016	4,846,050

		8,633,957	19,270,115

	Life Sciences Tools & Services (4.73%)
50,419	10X Genomics, Inc., Cl A [1]	3,006,785	7,139,330
237,500	CareDx, Inc. [1,3]	7,559,617	17,206,875
64,837	Guardant Health, Inc. [1,3]	4,970,280	8,356,193
21,715	Illumina, Inc. [1]	2,606,193	8,034,550
834,685	Pacific Biosciences of California, Inc. [1]	4,029,811	21,651,729
75,000	Seer, Inc. [1]	1,425,000	4,210,500

		23,597,686	66,599,177

Total Health Care		90,504,328	212,730,214

Industrials (3.16%)

	Aerospace & Defense (1.25%)
642,969	Kratos Defense & Security Solutions, Inc. [1]	10,282,148	17,636,640

	Industrial Machinery (0.59%)
500,000	Desktop Metal, Inc [1,4,6]	5,000,000	8,240,000

	Research & Consulting Services (1.32%)
20,233	CoStar Group, Inc. [1]	2,448,383	18,700,957

Total Industrials		17,730,531	44,577,597

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (33.85%)
	Application Software (10.52%)
29,900	Adobe, Inc. [1]	$5,847,190	$14,953,588
175,170	Ceridian HCM Holding, Inc. [1]	8,903,416	18,666,115
224,100	Guidewire Software, Inc. [1]	10,970,562	28,848,393
92,700	RingCentral, Inc., Cl A [1]	16,398,557	35,130,519
24,300	ServiceNow, Inc. [1,3]	2,036,994	13,375,449
122,800	Splunk, Inc. [1]	18,023,067	20,862,492
13,141	The Trade Desk, Inc., Cl A [1]	532,056	10,525,941
17,207	Zoom Video Communications, Inc., Cl A [1]	1,087,315	5,804,265

		63,799,157	148,166,762

	Data Processing & Outsourced Services (6.35%)
3,000	Adyen N.V., 144A (Netherlands)[1,2,5]	2,422,754	6,970,622
68,600	MasterCard Incorporated, Cl A	15,259,466	24,486,084
110,000	PayPal Holdings, Inc. [1]	15,209,450	25,762,000
26,000	Square, Inc., Cl A [1]	3,741,168	5,658,640
121,300	Visa, Inc., Cl A	19,203,980	26,531,949

		55,836,818	89,409,295

	Electronic Equipment & Instruments (1.25%)
280,000	PAR Technology Corp. [1]	10,511,681	17,581,200

	Internet Services & Infrastructure (3.11%)
188,677	GDS Holdings Limited, ADR [1,2]	8,207,733	17,667,714
383,270	GDS Holdings Limited, Cl A (Hong Kong)[1,2]	4,040,136	4,466,775
525,000	NEXTDC Limited (Australia)[1,2,5]	2,455,361	4,954,101
67,043	Wix.com Ltd. [1,2]	3,803,923	16,758,068

		18,507,153	43,846,658

	IT Consulting & Other Services (2.64%)
207,368	Endava plc, ADR [1,2]	7,055,069	15,915,494
133,187	Gartner, Inc. [1]	6,902,159	21,335,226

		13,957,228	37,250,720

	Semiconductors (1.13%)
30,600	NVIDIA Corp.	6,428,289	15,979,320

	Systems Software (8.85%)
61,723	Crowdstrike Holdings, Inc., Cl A [1]	3,067,061	13,074,166
423,800	Microsoft Corp.	61,970,466	94,261,596
61,708	Snowflake, Inc., Cl A [1,3]	7,404,960	17,364,631

		72,442,487	124,700,393

Total Information Technology		241,482,813	476,934,348

Shares		Cost	Value
Common Stocks (continued)
Real Estate (4.16%)
	Industrial REITs (0.79%)
225,985	Rexford Industrial Realty, Inc.	$9,155,929	$11,098,123

	Real Estate Services (2.25%)
1,497,230	Opendoor Technologies, Inc. [1,4,6]	14,972,300	31,666,414

	Specialized REITs (1.12%)
32,000	Alexandria Real Estate Equities, Inc. [3]	4,492,589	5,703,040
14,225	Equinix, Inc.	2,122,124	10,159,211

		6,614,713	15,862,251

Total Real Estate		30,742,942	58,626,788

Special Purpose Acquisition Company (1.22%)
397,909	Altimeter Growth Corp. [1,2]	3,979,090	5,172,817
397,990	Dragoneer Growth Opportunities Corp. [1,2]	3,979,900	5,567,880
533,410	ION Acquisition Corp. Limited [1,2]	5,394,125	6,443,593

Total Special Purpose Acquisition Company		13,353,115	17,184,290

Total Common Stocks		652,511,345	1,328,819,882

Private Convertible Preferred Stocks (1.31%)
Consumer Discretionary (0.79%)
	Automobile Manufacturers (0.79%)
484,183	Rivian Automotive, Inc., Series E [1,3,4,6]	7,499,995	11,160,418

Materials (0.52%)
	Fertilizers & Agricultural Chemicals (0.52%)
219,321	Farmers Business Network, Inc., Series F [1,3,4,6]	7,250,006	7,384,538

Total Private Convertible Preferred Stocks		14,750,001	18,544,956

Private Preferred Stocks (0.36%)
Industrials (0.36%)
	Aerospace & Defense (0.36%)
18,519	Space Exploration Technologies Corp., Cl N [1,3,4,6]	5,000,130	5,069,021

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (4.53%)
$63,760,671	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2020, 0.00% due 1/4/2021; Proceeds at maturity - $63,760,671; (Fully collateralized by $58,420,300 U.S. Treasury Note, 2.25% due 2/15/2027; Market value - $65,035,961) [5]	$63,760,671	$63,760,671

Total Investments (100.52%)		$736,022,147	1,416,194,530

Liabilities Less Cash and Other Assets (-0.52%)			(7,391,409)

Net Assets			$1,408,803,121

Retail Shares (Equivalent to $40.03 per share based on 20,586,794 shares outstanding)			$824,033,992

Institutional Shares (Equivalent to $42.12 per share based on 13,128,922 shares outstanding)			$552,983,425

R6 Shares (Equivalent to $42.17 per share based on 753,829 shares outstanding)			$31,785,704

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]

At December 31, 2020, the market value of restricted and fair valued securities amounted to $79,914,391 or 5.67% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the market value of Rule 144A securities amounted to $6,970,622 or 0.49% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.50%)
Communication Services (10.14%)
	Interactive Media & Services (10.14%)
8,229	Alphabet, Inc., Cl A [1]	$11,131,169	$14,422,474
10,283	Alphabet, Inc., Cl C [1]	4,420,382	18,014,582
92,593	Facebook, Inc., Cl A [1]	9,924,329	25,292,704
301,416	ZoomInfo Technologies Inc., Cl A [1]	9,285,584	14,537,294

Total Communication Services		34,761,464	72,267,054

Consumer Discretionary (15.16%)
	Internet & Direct Marketing Retail (15.16%)
1,107	Airbnb, Inc., Cl A [1,3]	75,276	162,508
104,576	Alibaba Group Holding Limited, ADR [1,2]	10,970,281	24,337,972
18,666	Amazon.com, Inc. [1]	6,762,197	60,793,855
21,820	DoorDash, Inc., Cl A [1]	2,225,640	3,114,805
11,730	MercadoLibre, Inc. [1]	7,042,090	19,650,331

Total Consumer Discretionary		27,075,484	108,059,471

Financials (2.26%)
	Financial Exchanges & Data (2.26%)
48,903	S&P Global, Inc.	12,237,858	16,075,883

Health Care (18.21%)
	Biotechnology (5.35%)
102,245	Acceleron Pharma, Inc. [1]	10,552,303	13,081,225
24,064	argenx SE, ADR [1,2]	7,340,011	7,076,982
75,980	Vertex Pharmaceuticals Incorporated [1]	14,561,581	17,957,113

		32,453,895	38,115,320

	Health Care Equipment (3.36%)
29,324	Intuitive Surgical, Inc. [1]	11,905,212	23,989,964

	Health Care Technology (3.83%)
100,453	Veeva Systems, Inc., Cl A [1]	7,493,347	27,348,329

	Life Sciences Tools & Services (4.57%)
90,959	10X Genomics, Inc., Cl A [1]	9,317,473	12,879,795
53,181	Illumina, Inc. [1]	8,362,363	19,676,970

		17,679,836	32,556,765
	Pharmaceuticals (1.10%)
156,847	AstraZeneca PLC, ADR [2]	8,309,413	7,840,782

Total Health Care		77,841,703	129,851,160

Shares		Cost	Value
Common Stocks (continued)
Information Technology (49.39%)
	Application Software (15.35%)
52,852	Adobe, Inc. [1]	$26,370,292	$26,432,342
70,867	RingCentral, Inc., Cl A [1]	14,376,744	26,856,467
51,314	ServiceNow, Inc. [1,3]	19,497,072	28,244,765
208,327	Slack Technologies, Inc., Cl A [1]	4,742,654	8,799,733
112,405	Splunk, Inc. [1]	16,396,868	19,096,485

		81,383,630	109,429,792

	Data Processing & Outsourced Services (11.36%)
6,218	Adyen N.V., 144A (Netherlands)[1,2,4]	4,711,862	14,447,776
77,774	MasterCard Incorporated, Cl A	7,508,689	27,760,652
75,361	PayPal Holdings, Inc. [1]	15,850,110	17,649,546
96,752	Visa, Inc., Cl A	5,289,718	21,162,565

		33,360,379	81,020,539

	Internet Services & Infrastructure (4.33%)
1,149,809	GDS Holdings Limited, Cl A (Hong Kong)[1,2]	12,120,397	13,400,311
70,014	Wix.com Ltd. [1,2]	9,796,907	17,500,700

		21,917,304	30,901,011

	Internet Software & Services (1.21%)
7,626	Shopify, Inc., Cl A [1,2]	8,924,391	8,632,251

	IT Consulting & Other Services (3.20%)
63,602	EPAM Systems, Inc. [1]	9,148,341	22,791,777

	Semiconductor Equipment (2.68%)
39,157	ASML Holding N.V. [2]	4,042,938	19,097,652

	Systems Software (11.26%)
89,272	Crowdstrike Holdings, Inc., Cl A [1]	5,082,127	18,909,595
126,269	Datadog, Inc., Cl A [1,3]	3,409,263	12,429,920
179,821	Dynatrace, Inc. [1,3]	7,901,930	7,780,855
47,896	Snowflake, Inc., Cl A [1,3]	5,747,520	13,477,934
81,789	Twilio, Inc., Cl A [1,3]	11,034,337	27,685,577

		33,175,177	80,283,881

Total Information Technology		191,952,160	352,156,903

Real Estate (2.34%)
	Specialized REITs (2.34%)
23,396	Equinix, Inc.	6,062,440	16,708,955

Total Common Stocks		349,931,109	695,119,426

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (4.56%)
$32,548,605	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2020, 0.00% due 1/4/2021; Proceeds at maturity - $32,548,605; (Fully collateralized by $31,261,300 U.S. Treasury Note, 1.75% due 7/31/2024; Market value - $33,199,589)[4]	$32,548,605	$32,548,605

Total Investments (102.06%)		$382,479,714	727,668,031

Liabilities Less Cash and Other Assets (-2.06%)			(14,720,448)

Net Assets			$712,947,583

Retail Shares (Equivalent to $50.20 per share based on 3,895,557 shares outstanding)			$195,564,685

Institutional Shares (Equivalent to $51.45 per share based on 9,359,387 shares outstanding)			$481,587,113

R6 Shares (Equivalent to $51.47 per share based on 695,436 shares outstanding)			$35,795,785

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the market value of Rule 144A securities amounted to $14,447,776 or 2.03% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (93.33%)
Communication Services (3.56%)
	Advertising (1.68%)
3,250,000	S4 Capital PLC (United Kingdom)[1,2]	$8,682,309	$22,221,888

	Movies & Entertainment (0.53%)
185,000	Liberty Media Corporation-Liberty Formula One, Cl A [1]	5,634,811	7,028,150

	Publishing (1.35%)
750,000	Future PLC (United Kingdom)[2,4]	13,234,352	17,777,957

Total Communication Services		27,551,472	47,027,995

Consumer Discretionary (11.15%)
	Casinos & Gaming (3.85%)
75,000	DraftKings, Inc., Cl A [1]	935,795	3,492,000
7,000,000	Melco International Development Ltd. (Hong Kong)[2,4]	13,991,865	13,632,829
230,371	Penn National Gaming, Inc. [1]	4,103,946	19,897,144
550,000	Red Rock Resorts, Inc., Cl A	13,671,025	13,772,000

		32,702,631	50,793,973

	General Merchandise Stores (1.36%)
220,000	Ollie’s Bargain Outlet Holdings, Inc. [1]	14,815,546	17,989,400

	Home Furnishings (1.75%)
700,000	Purple Innovation, Inc. [1]	13,886,064	23,058,000

	Home Improvement Retail (2.46%)
350,000	Floor & Decor Holdings, Inc., Cl A [1]	11,227,099	32,497,500

	Internet & Direct Marketing Retail (0.52%)
350,000	The RealReal, Inc. [1]	5,622,022	6,839,000

	Restaurants (1.21%)
395,000	The Cheesecake Factory, Inc.	9,904,250	14,638,700
10,000	Wingstop, Inc.	874,199	1,325,500

		10,778,449	15,964,200

Total Consumer Discretionary		89,031,811	147,142,073

Consumer Staples (4.25%)
	Packaged Foods & Meats (2.55%)
1,050,000	Barfresh Food Group, Inc. [1]	597,200	451,500
75,000	Laird Superfood, Inc. [1]	1,650,000	3,549,000
1,000,000	UTZ Brands, Inc.	16,340,000	22,060,000
300,000	Vital Farms, Inc. [1]	6,600,000	7,593,000

		25,187,200	33,653,500

	Soft Drinks (1.70%)
650,000	Fevertree Drinks PLC (United Kingdom)[2]	19,183,013	22,461,884

Total Consumer Staples		44,370,213	56,115,384

Financials (4.24%)
	Insurance Brokers (1.59%)
700,007	BRP Group, Inc., Cl A [1]	13,850,743	20,979,210

	Property & Casualty Insurance (2.65%)
175,000	Kinsale Capital Group, Inc.	7,660,884	35,022,750

Total Financials		21,511,627	56,001,960

Shares		Cost	Value
Common Stocks (continued)
Health Care (26.35%)
	Biotechnology (3.15%)
127,000	Applied Therapeutics, Inc. [1]	$6,307,786	$2,795,270
146,000	Biohaven Pharmaceutical Holding Co. Ltd. [1,2]	6,453,537	12,513,660
185,000	Emergent BioSolutions, Inc. [1]	8,374,928	16,576,000
373,500	Esperion Therapeutics, Inc. [1]	16,262,479	9,711,000

		37,398,730	41,595,930

	Health Care Equipment (9.69%)
465,000	Acutus Medical, Inc. [1]	10,283,134	13,396,650
505,084	AxoGen, Inc. [1]	8,267,053	9,041,004
280,982	Axonics Modulation Technologies, Inc. [1]	9,200,554	14,026,621
202,500	CryoPort, Inc. [1]	5,127,704	8,885,700
308,580	Eargo, Inc. [1]	9,305,920	13,830,555
89,823	Inari Medical, Inc. [1]	2,337,837	7,840,650
466,231	Inogen, Inc. [1]	20,252,205	20,831,201
50,000	Inspire Medical Systems, Inc. [1,3]	2,923,748	9,404,500
365,208	Silk Road Medical, Inc. [1,3]	12,597,717	23,000,800
1,985,000	ViewRay, Inc. [1]	9,544,839	7,582,700

		89,840,711	127,840,381

	Health Care Supplies (1.60%)
2,029,967	Cerus Corp. [1]	10,431,841	14,047,372
1,815,363	Sientra, Inc. [1]	14,032,382	7,061,762

		24,464,223	21,109,134

	Health Care Technology (0.85%)
258,963	Accolade, Inc. [1]	6,153,987	11,264,890

	Life Sciences Tools & Services (7.22%)
50,000	Berkeley Lights, Inc. [1]	1,100,000	4,470,500
499,729	CareDx, Inc. [1,3]	10,068,530	36,205,366
976,780	Pacific Biosciences of California, Inc. [1]	4,861,955	25,337,673
68,980	Seer, Inc. [1]	1,310,620	3,872,537
519,190	Veracyte, Inc. [1,3]	12,884,315	25,409,159

		30,225,420	95,295,235

	Managed Health Care (1.89%)
588,279	Progyny, Inc. [1]	11,541,422	24,937,147

	Pharmaceuticals (1.95%)
741,732	Revance Therapeutics, Inc. [1]	12,687,471	21,020,685
3,831,500	TherapeuticsMD, Inc. [1]	16,199,094	4,636,115

		28,886,565	25,656,800

Total Health Care		228,511,058	347,699,517

Industrials (18.01%)
	Aerospace & Defense (4.06%)
964,870	Kratos Defense & Security Solutions, Inc. [1]	16,120,727	26,466,384
307,680	Mercury Systems, Inc. [1]	12,727,809	27,094,301

		28,848,536	53,560,685

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)

	Building Products (1.39%)
220,000	Trex Company, Inc. [1]	$7,416,878	$18,418,400

	Electrical Components & Equipment (1.15%)
353,799	Array Technologies, Inc. [1]	7,783,578	15,262,889

	Environmental & Facilities Services (1.29%)
550,000	Montrose Environmental Group, Inc. [1]	8,403,000	17,028,000

	Heavy Electrical Equipment (2.83%)
707,000	TPI Composites, Inc. [1]	15,134,505	37,315,460

	Industrial Conglomerates (1.49%)
595,000	Raven Industries, Inc.	16,001,969	19,688,550

	Industrial Machinery (3.36%)
86,600	ESCO Technologies, Inc.	4,658,024	8,938,852
350,000	Helios Technologies, Inc.	14,644,212	18,651,500
187,500	Kornit Digital Ltd. [1,2]	2,923,081	16,711,875

		22,225,317	44,302,227

	Trading Companies & Distributors (2.44%)
49,001	Hydrofarm Holdings Group, Inc. [1,3]	980,020	2,576,472
186,500	SiteOne Landscape Supply, Inc. [1]	10,148,112	29,584,495

		11,128,132	32,160,967

Total Industrials		116,941,915	237,737,178

Information Technology (21.55%)
	Application Software (2.88%)
35,000	Bill.Com Holdings, Inc. [1]	1,365,005	4,777,500
135,000	Everbridge, Inc. [1]	13,126,818	20,124,450
395,000	Medallia, Inc. [1]	11,697,793	13,121,900

		26,189,616	38,023,850

	Data Processing & Outsourced Services (1.89%)
500,000	Repay Holdings Corporation, Cl A [1]	7,499,309	13,625,000
150,000	Shift4 Payments, Inc., Cl A [1]	3,676,035	11,310,000

		11,175,344	24,935,000

	Electronic Equipment & Instruments (1.76%)
10,431	Novanta, Inc. [1,2]	272,591	1,233,153
350,000	PAR Technology Corp. [1]	6,472,283	21,976,500

		6,744,874	23,209,653

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)

	IT Consulting & Other Services (2.62%)
450,000	Endava plc, ADR [1,2]	$13,125,641	$34,537,500
	Semiconductor Equipment (4.44%)
300,000	Advanced Energy Industries, Inc. [1]	19,498,132	29,091,000
465,000	Ichor Holdings Ltd. [1,2]	10,273,078	14,017,425
220,000	Nova Measuring Instruments Ltd. [1,2]	5,201,368	15,532,000

		34,972,578	58,640,425

	Semiconductors (2.02%)
1,000,000	Allegro MicroSystems, Inc. [1]	14,000,000	26,660,000

	Systems Software (5.94%)
333,775	Dynatrace, Inc. [1,3]	6,243,606	14,442,444
672,131	Ping Identity Holding Corp. [1]	11,961,244	19,249,832
150,000	Qualys, Inc. [1]	8,111,437	18,280,500
120,000	Sailpoint Technologies Holdings, Inc. [1]	6,847,365	6,388,800
122,000	Varonis Systems, Inc. [1]	7,440,546	19,960,420

		40,604,198	78,321,996

Total Information Technology		146,812,251	284,328,424

Real Estate (3.54%)
	Industrial REITs (1.30%)
350,000	Rexford Industrial Realty, Inc.	12,654,993	17,188,500

	Specialized REITs (2.24%)
485,000	American Assets Trust, Inc.	13,124,986	14,006,800
415,000	Americold Realty Trust [3]	8,047,276	15,491,950

		21,172,262	29,498,750

Total Real Estate		33,827,255	46,687,250

Special Purpose Acquisition Company (0.68%)
450,000	Longview Acquisition Corp., Cl A [1]	5,256,448	8,905,500

Total Common Stocks		713,814,050	1,231,645,281

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (6.67%)
$88,072,991	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2020, 0.00% due 1/4/2021; Proceeds at maturity - $88,072,991; (Fully collateralized by $82,674,800 U.S. Treasury Note, 2.375% due 8/15/2024; Market value - $89,834,541)[4]	$88,072,991	$88,072,991

Total Investments (100.00%)		$801,887,041	1,319,718,272

Cash and Other Assets Less Liabilities (0.00%)			15,584

Net Assets			$1,319,733,856

Retail Shares (Equivalent to $34.17 per share based on 6,554,939 shares outstanding)			$223,991,033

Institutional Shares (Equivalent to $34.79 per share based on 30,785,720 shares outstanding)			$1,071,109,420

R6 Shares (Equivalent to $34.80 per share based on 707,939 shares outstanding)			$24,633,403

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Durable Advantage Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.97%)
Communication Services (13.08%)
	Cable & Satellite (2.21%)
574	Charter Communications, Inc., Cl A [1]	$233,119	$379,730

	Interactive Media & Services (10.87%)
632	Alphabet, Inc., Cl C [1]	931,362	1,107,188
2,784	Facebook, Inc., Cl A [1]	612,288	760,477

		1,543,650	1,867,665

Total Communication Services		1,776,769	2,247,395

Consumer Staples (5.57%)
	Distillers & Vintners (2.98%)
2,336	Constellation Brands, Inc., Cl A	473,063	511,701

	Hypermarkets & Super Centers (1.53%)
699	Costco Wholesale Corp.	185,293	263,369

	Personal Products (1.06%)
681	The Estée Lauder Companies, Inc., Cl A	109,587	181,275

Total Consumer Staples		767,943	956,345

Financials (15.68%)
	Asset Management & Custody Banks (3.01%)
716	BlackRock, Inc.	431,463	516,623

	Financial Exchanges & Data (12.67%)
949	CME Group, Inc.	150,988	172,765
2,744	Moody’s Corp.	587,886	796,419
1,251	MSCI, Inc.	411,785	558,609
1,977	S&P Global, Inc.	462,402	649,899

		1,613,061	2,177,692

Total Financials		2,044,524	2,694,315

Health Care (21.43%)
	Health Care Equipment (4.54%)
3,511	Danaher Corp.	499,102	779,934

	Life Sciences Tools & Services (9.93%)
1,550	Agilent Technologies, Inc.	107,517	183,659
2,983	IQVIA Holdings, Inc. [1]	435,747	534,464
189	Mettler-Toledo International, Inc. [1]	121,918	215,400
1,660	Thermo Fisher Scientific, Inc.	563,979	773,195

		1,229,161	1,706,718

	Managed Health Care (3.50%)
1,714	UnitedHealth Group, Incorporated	455,552	601,065

	Pharmaceuticals (3.46%)
11,910	AstraZeneca PLC, ADR [2]	571,858	595,381

Total Health Care		2,755,673	3,683,098

Shares		Cost	Value
Common Stocks (continued)
Industrials (5.05%)
	Aerospace & Defense (1.85%)
2,725	HEICO Corp., Cl A	$258,043	$318,989

	Research & Consulting Services (3.20%)
6,116	IHS Markit Ltd. [2]	376,063	549,400

Total Industrials		634,106	868,389

Information Technology (33.62%)
	Application Software (10.88%)
1,640	Adobe, Inc. [1]	526,018	820,197
635	Fair Isaac Corp. [1]	250,649	324,510
786	Intuit, Inc.	273,555	298,562
5,861	SS&C Technologies Holdings, Inc.	339,641	426,388

		1,389,863	1,869,657

	Data Processing & Outsourced Services (8.67%)
3,763	Fidelity National Information Services, Inc.	522,722	532,314
1,494	MasterCard Incorporated, Cl A	311,428	533,268
1,938	Visa, Inc., Cl A	412,484	423,899

		1,246,634	1,489,481

	Electronic Manufacturing Services (1.38%)
1,958	TE Connectivity Ltd. [2]	186,028	237,055

	IT Consulting & Other Services (3.68%)
2,424	Accenture plc, Cl A [2]	450,158	633,173

	Semiconductors (1.60%)
1,677	Texas Instruments, Inc.	202,213	275,246

	Systems Software (7.41%)
5,725	Microsoft Corp.	920,981	1,273,355

Total Information Technology		4,395,877	5,777,967

Materials (1.49%)
	Specialty Chemicals (1.49%)
1,180	Ecolab, Inc.	241,378	255,305

Real Estate (3.05%)
	Specialized REITs (3.05%)
1,501	Alexandria Real Estate Equities, Inc. [3]	225,447	267,508
359	Equinix, Inc.	178,765	256,391

Total Real Estate		404,212	523,899

Total Common Stocks		13,020,482	17,006,713

See Notes to Schedules of Investments.

Baron Durable Advantage Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (4.64%)
$797,763	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2020, 0.00% due 1/4/2021; Proceeds at maturity - $797,763; (Fully collateralized by $766,300 U.S. Treasury Note, 1.75% due 7/31/2024; Market value - $813,813)[4]	797,763	797,763

Total Investments (103.61%)		$13,818,245	17,804,476

Liabilities Less Cash and Other Assets (-3.61%)			(619,735)

Net Assets			$17,184,741

Retail Shares (Equivalent to $15.57 per share based on 296,789 shares outstanding)			$4,620,651

Institutional Shares (Equivalent to $15.67 per share based on 631,915 shares outstanding)			$9,904,656

R6 Shares (Equivalent to $15.67 per share based on 169,680 shares outstanding)			$2,659,434

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Funds	December 31, 2020

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987, and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers seven series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms, or other platforms. R6 Shares are for investments in the amount of $5 million or more per Fund. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans, and Taft-Hartley multi-employer pension plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with BAMCO, Inc. (the “Adviser”), and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class. The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Durable Advantage Fund seeks capital appreciation through long-term investments primarily in securities of large-sized companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: trading of the security has been halted or suspended; or the security has not been traded for an extended period of time. The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

The Funds did not participate in securities lending activities during the three months ended December 31, 2020.

d) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Funds’ investments in repurchase agreements at December 31, 2020, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Schedule of Investments.

e) Master Limited Partnerships. The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

Baron Funds	December 31, 2020

3. RESTRICTED SECURITIES

At December 31, 2020, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At December 31, 2020, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date(s)	Value
Private Preferred Stocks
Space Exploration Technologies Corp., Cl N	8/4/2020	$26,358,689
Private Partnerships
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	184,167

Total Restricted Securities		$26,542,856

(Cost $ 26,000,460)† (0.45 % of Net Assets)

	Baron Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Desktop Metal, Inc.	12/9/2020	$21,012,000
Private Convertible Preferred Stocks
Farmers Business Network, Series F	7/31/2020	11,509,685
Northvolt AB, Series E	9/21/2020	11,800,014
Zymergen Inc., Series D	7/29/2020	10,314,486
Private Partnerships
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	61,992

Total Restricted Securities		$54,698,177

(Cost $42,774,991)† (0.63% of Net Assets)

	Baron Opportunity Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Desktop Metal, Inc.	12/9/2020	$8,240,000
Opendoor Technologies, Inc.	12/16/2020	31,666,414
QuantumScape Corp., Cl A	11/25/2020	16,394,000
Private Convertible Preferred Stocks
Farmers Business Network, Inc., Series F	7/31/2020	7,384,538
Rivian Automotive, Inc., Series E	7/10/2020	11,160,418
Private Preferred Stocks
Space Exploration Technologies Corp., Cl N	8/4/2020	5,069,021

Total Restricted Securities		$79,914,391

(Cost $41,722,431)† (5.67% of Net Assets)

†	See Schedules of Investments for cost of individual securities.

Baron Funds	December 31, 2020

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of December 31, 2020 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$5,877,785,086	$—	$—	$5,877,785,086
Private Preferred Stocks	—	—	26,358,689	26,358,689
Private Partnerships	—	—	184,167	184,167
Short Term Investments	—	5,341,808	—	5,341,808

Total Investments	$5,877,785,086	$5,341,808	$26,542,856	$5,909,669,750

	Baron Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$8,602,169,814	$28,167,426	$21,012,000	$8,651,349,240
Private Convertible Preferred Stocks†	—	—	33,624,185	33,624,185
Private Partnerships	—	—	61,992	61,992
Warrants	—	526,972	—	526,972

Total Investments	$8,602,169,814	$28,694,398	$54,698,177	$8,685,562,389

†	See Schedules of Investments for additional detailed categorizations.

Baron Funds	December 31, 2020

	Baron Small Cap Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,933,766,217	$47,096,733	$—	$4,980,862,950
Warrants†	1,936,968	1,424,241	—	3,361,209
Short Term Investments	—	100,518,496	—	100,518,496

Total Investments	$4,935,703,185	$149,039,470	$	$5,084,742,655

	Baron Opportunity Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,260,594,745	$11,924,723	$56,300,414	$1,328,819,882
Private Convertible Preferred Stocks†	—	—	18,544,956	18,544,956
Private Preferred Stocks	—	—	5,069,021	5,069,021
Short Term Investments	—	63,760,671	—	63,760,671

Total Investments	$1,260,594,745	$75,685,394	$79,914,391	$1,416,194,530

	Baron Fifth Avenue Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$680,671,650	$14,447,776	$—	$695,119,426
Short Term Investments	—	32,548,605	—	32,548,605

Total Investments	$680,671,650	$46,996,381	$—	$727,668,031

	Baron Discovery Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,200,234,495	$31,410,786	$—	$1,231,645,281
Short Term Investments	—	88,072,991	—	88,072,991

Total Investments	$1,200,234,495	$119,483,777	$—	$1,319,718,272

	Baron Durable Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$17,006,713	$—	$—	$17,006,713
Short Term Investments	—	797,763	—	797,763

Total Investments	$17,006,713	$797,763	$—	$17,804,476

†	See Schedules of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund
Investments in Securities	Balance as of September 30, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2020	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2020
Private Preferred Stocks
Industrials	$23,258,856	$—		$—	$3,099,833	$—	$—	$—	$—	$26,358,689	$3,099,833
Private Partnerships
Financials	182,756	—		—	1,411	—	—	—	—	184,167	1,411

Total	$23,441,612	$—	$		$3,101,244	$—	$—	$—	$—	$26,542,856	$3,101,244

	Baron Growth Fund
Investments in Securities	Balance as of September 30, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2020	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2020
Common Stocks
Industrial	$—	$—		$—	$8,262,000	$12,750,000	$—	$—	$—	$21,012,000	$8,262,000
Private Convertible Preferred Stocks
Industrials	8,377,635	—		—	3,422,379	—	—	—	—	11,800,014	3,422,379
Materials	18,350,623	—		—	3,473,548	—	—	—	—	21,824,171	3,473,548
Private Partnerships
Financials	61,517	—		—	475	—	—	—	—	61,992	475

Total	$26,789,775	$—	$		$15,158,402	$12,750,000	$—	$—	$—	$54,698,177	$ ,15,158,402

	Baron Opportunity Fund
Investments in Securities	Balance as of September 30, 2020	Accrued Premiums/ Discounts	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2020	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2020
Common Stocks
Consumer Discretionary	$—	$—		$—	$14,394,000	$2,000,000	$—	$—	$—	$16,394,000	$14,394,000
Industrial	—	—		—	3,240,000	5,000,000	—	—	—	8,240,000	3,240,000
Real Estate	—	—		—	16,694,114	14,972,300	—	—	—	31,666,414	16,694,114
Private Convertible Preferred Stocks
Consumer Discretionary	7,892,183	—		—	3,268,235	—	—	—	—	11,160,418	3,268,235
Materials	6,542,346	—		—	842,192	—	—	—	—	7,384,538	842,192
Private Preferred Stocks
Industrials	4,472,894	—		—	596,127	—	—	—	—	5,069,021	596,127

Total	$18,907,423	$—	$		$39,034,668	$21,972,300	$—	$—	$—	$79,914,391	$39,034,668

Baron Funds	December 31, 2020

Unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of December 31, 2020 were as follows:

Baron Opportunity Fund

Sector	Company	Fair Value as of December 31, 2020	Valuation Technique	Unobservable Input	Weighted Average used on December 31, 2020	Range used on December 31, 2020
Common Stocks: Consumer Discretionary	QuantumScape Corp.	$16,394,000	Discount for lack of marketability calculated using option pricing	Discount for lack of marketability	2.94%	2.94%
				Estimated volatility of the returns of equity[1]	81.26%	81.26%
Common Stocks: Real Estate	Opendoor Technologies, Inc.	$14,972,300	Discount for lack of marketability calculated using option pricing	Discount for lack of marketability	6.94%	6.94%
				Estimated volatility of the returns of equity[1]	106.83%	106.83%
Private Convertible Preferred Stocks: Consumer Discretionary	Rivian Automotive LLC	$11,160,418	Combination of recent transaction, current value via comparable companies, option-pricing, and scenario analysis methods.	Change in the composite equity index of comparable companies	0.02%	-4.62% – 1.57%
				Discount for lack of marketability	16.20%	16.20%
				Estimated volatility of the returns of equity[2]	62.25%	28.48% – 89.46%
				Scenario Probabilities: Scenario A / Scenario B	90% / 10%	10% – 90%
Private Convertible Preferred Stocks: Materials	Farmers Business Network, Inc.	$7,384,538	Combination of recent transaction, current value via comparable companies, option-pricing, and scenario analysis methods.	Change in the composite equity index of comparable companies	-0.59%	-4.31% – 3.08%
				Discount for lack of marketability	22.35%	22.35%
				Estimated volatility of the returns of equity[3]	60.04%	38.51% – 113.56%
				Scenario Probabilities: Scenario A / Scenario B	90% / 10%	10% – 90%
Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$5,069,021	Combination of discounted cash flow analysis, current value via comparable companies, option- pricing, and arms-length transaction methods.	Change in the composite equity index of comparable companies	0.02%	-7.82% – 1.44%
				Discount for lack of marketability	5.70%	5.70%
				Estimated volatility of the returns of equity[4]	49.80%	40.33% – 69.59%

[1]	The volatility was calculated using the daily returns of the publicly traded stock of the company.

[2]	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies. Some companies have a higher weight in the calculation than others.

[3]

The volatility was calculated as a weighted-average of the volatilities of two groups of comparable companies with different industry focus. Each group’s volatility was calculated as the simple average volatilities of comparable companies in the group.

[4]

The volatility was calculated as a weighted-average of the volatilities used for the two business segments of the company. Each business segment’s volatility was calculated as the simple average volatilities of comparable companies relevant to that business segment.

Baron Funds	December 31, 2020

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of December 31, 2020, the components of net assets on a tax basis were as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Cost of investments	$1,733,369,619	$1,472,691,352	$1,892,566,799	$736,022,147	$382,479,714	$801,887,041	$13,818,245
Gross tax unrealized appreciation	$4,179,515,594	$7,212,871,037	$3,200,701,611	$680,819,020	$346,333,193	$549,354,264	$3,986,231
Gross tax unrealized depreciation	(3,215,463)	—	(8,525,755)	(646,637)	(1,144,876)	(31,523,033)	—

Net unrealized appreciation	$4,176,300,131	$7,212,871,037	$3,192,175,856	$680,172,383	$345,188,317	$517,831,231	$3,986,231

6. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

Name of Issuer	Value at September 30, 2020	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at December 31, 2020	Value at December 31, 2020	% of Net Assets at December 31, 2020
“Affiliated” Company as of December 31, 2020:
Choice Hotels International, Inc.	$257,880,000	$—	$—	$62,310,000	$—	$—	3,000,000	$320,190,000	3.70%
Iridium Communications, Inc.	226,383,000	—	515,056	121,163,571	404,860	—	8,835,000	347,436,375	4.01%

	$484,263,000	$—	$515,056	$183,473,571	$404,860	$—		$667,626,375

No longer an “Affiliated” Company as of December 31, 2020:
Vail Resorts, Inc.	$436,498,800	—	$10,141,130	$123,691,038	$7,871,292	—	2,000,000	$557,920,000	6.44%

BARON SMALL CAP FUND

Name of Issuer	Value at September 30, 2020	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at December 31, 2020	Value at December 31, 2020	% of Net Assets at December 31, 2020
“Affiliated” Company as of December 31, 2020:
Installed Building Products, Inc.	$170,431,250	$—	$—	$301,500	—	—	1,675,000	$170,732,750	3.36%

No longer an “Affiliated” Company as of December 31, 2020:
Paya Holdings, Inc. (formerly, FinTech Acquisition Corp. III)[2]	25,775,000	10,583,653	$—	11,171,347	—	—	3,500,000	47,530,000	0.94%
Repay Holdings Corporation	88,762,203	—	6,711,771	6,612,797	6,711,771	—	3,500,000	95,375,000	1.88%
UTZ Brands, Inc.	73,390,000	—	—	17,056,000	—	246,000	4,100,00	90,446,000	1.78%
Whole Earth Brands, Inc.	16,680,000	—	16,757,891	3,320,000	(3,242,109)	—	—	—	0.00%
Whole Earth Brands, Inc., Warrants Exp 6/25/2025	1,333,420	—	—	603,548	—	—	1,403,600	1,936,968	0.04%

	$205,940,623	$10,583,653	$23,469,662	$38,763,692	$3,469,662	$246,000		$235,287,968

[1]

An “Affiliated” company (“affiliated person” as defined in the 1940 Act), is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the three months ended December 31, 2020.

[2]	No longer an “Affiliated” company due to merger with Paya Holdings, Inc. on October 19, 2020.

Baron Funds	December 31, 2020

7. COVID-19 RISK

The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, have had negative impacts, and general uncertainty on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

8. SUBSEQUENT EVENT

On November 12, 2020, the President of the United States issued an Executive Order (the “Order”) to prohibit, beginning January 11, 2021, U.S. persons (which includes the Funds) from transacting in certain securities and derivatives of publicly traded securities of any of 31 companies designated as a “Communist Chinese military company” (collectively with securities of certain subsidiaries of such companies and related depositary receipts that may be covered by the Order, “CCMC Securities”) by the U.S. Department of Defense (the “DOD”) or the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”), unless such transactions are for purposes of divestment and occur through November 11, 2021. In the weeks following the issuance of the Order, the DOD designated an additional 13 companies as CCMCs, bringing the current total to 44 companies designated to date. Also subsequent to issuance of the Order, OFAC extended the effective date of the trading ban from January 11, 2021 to January 28, 2021. In addition, U.S. persons also are prohibited from transacting in newly designated CCMC Securities 60 days after such designation. As clarified by an amendment to the Order dated January 13, 2021, and subsequent guidance from OFAC, U.S. persons may divest their holdings in the 31 CCMCs initially designated at any time through November 11, 2021 (and have 365 days from date of designation to divest their holdings in other CCMCs).

OFAC subsequently published, on several occasions, guidance regarding compliance with the Order, including several “Frequently Asked Questions” (FAQs)-style publications addressing the scope of, and interpretive matters regarding, compliance with the Order, as well as the Order’s application to U.S. funds that hold CCMC Securities (i.e., including mutual funds that hold CCMC Securities regardless of the size of the position relative to a fund’s total assets). Certain interpretive issues related to compliance with the Order remain open, including to what extent a U.S. person could be held liable for failing to identify an unlisted entity whose name “close matches the name” of an entity designated as a Communist Chinese military company.

A Fund’s holdings in CCMC Securities may adversely impact the Fund’s performance. The extent of any impact will depend on future developments, including a Fund’s ability to sell the CCMC Securities, valuation of the CCMC Securities, modifications to the Order, the issuance of additional or different interpretive guidance regarding compliance with the Order, and the duration of the Order, all of which are highly uncertain. Fund management will continue to monitor developments relating to the Order.